Principal Accounting Policies - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Investments [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability	¥ 31,530	¥ 32,000
Purchase of short-term investments	10,173,314	2,491,991
Disposal of short-term investments	(9,482,040)	(2,503,749)
Grant of put right liabilities		0
Fair value change	30,360	11,288
Currency translation differences	0
Fair value of Level 3 financial asset and liability	753,164	31,530
Put Right Liabilities [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial asset and liability	116,006	0
Purchase of short-term investments	0	0
Disposal of short-term investments		0
Grant of put right liabilities		124,321
Fair value change	(16,628)	(3,024)
Currency translation differences	(2,467)	(5,291)
Fair value of Level 3 financial asset and liability	¥ 96,911	¥ 116,006